Pension and Other Employee Benefits - Summary of Sensitivity Analysis on Defined Benefit Obligation of Defined Benefit Pension Plans (Detail) ₱ in Millions	Dec. 31, 2020 PHP (₱)
Actuarial assumption of discount rates [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ (2,869)
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ 3,448
Percentage of increase in defined benefit obligation	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)
Actuarial assumption of discount rates [member] | Defined Contribution Plans [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ (25)
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ 96
Percentage of increase in defined benefit obligation	3.50%
Percentage of decrease in defined benefit obligation	(0.90%)
Actuarial assumption of expected rates of salary increases [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ 3,328
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ (2,835)
Percentage of increase in defined benefit obligation	1.00%
Percentage of decrease in defined benefit obligation	(1.00%)
Actuarial assumption of expected rates of salary increases [member] | Defined Contribution Plans [member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Increase (decrease) in defined benefit obligation due to 1% increase	₱ (92)
Increase (decrease) in defined benefit obligation due to 1% decrease	₱ (25)
Percentage of increase in defined benefit obligation	3.30%
Percentage of decrease in defined benefit obligation	(0.90%)